Document and Entity Information	9 Months Ended
Nov. 03, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 03, 2018
Trading Symbol	BJ
Entity Registrant Name	BJ's Wholesale Club Holdings, Inc.
Entity Central Index Key	0001531152
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false